UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-10691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/Anthony M. Gallo, Jr.       Garden City, NY          August 12, 2004
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:       $154,124 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                               Title                     Value      or              Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

AUTO DATA PROCESSING          COM       053015103     $6,282      150,000   SH             SOLE               150,000
BANK OF AMERICA               COM       060505104     $4,231       50,000   SH             SOLE                50,000
CDW CORP                      COM       12512N105     $3,826       60,000   SH             SOLE                60,000
CAESARS ENTMT INC             COM       127687101     $1,500      100,000   SH             SOLE               100,000
CVS CORP                      COM       126650100     $8,404      200,000   SH             SOLE               200,000
CHARMING SHOPPES INC          COM       161133103     $3,349      375,000   SH             SOLE               375,000
CHRISTOPHER & BANKS CORP      COM       171046105       $886       50,000   SH             SOLE                50,000
CITIGROUP INC                 COM       172967101     $6,975      150,000   SH             SOLE               150,000
COTT CORP QUE                 COM       22163N106     $3,240      100,000   SH             SOLE               100,000
DEL MONTE FOODS CO            COM       24522P103     $1,016      100,000   SH             SOLE               100,000
DOLLAR GENL CORP              COM       256669102     $2,733      139,700   SH             SOLE               139,700
FAIRMONT HOTELS RESORTS INC   COM       305204109     $4,851      180,000   SH             SOLE               180,000
FINISH LINE INC               COM       317923100     $4,526      150,000   SH             SOLE               150,000
FOOT LOCKER INC               COM       344849104     $6,085      250,000   SH             SOLE               250,000
FOX ENTMT GROUP INC           COM       35138T107     $5,340      200,000   SH             SOLE               200,000
GENERAL ELEC CO               COM       369604103    $11,340      350,000   SH             SOLE               350,000
HILFIGER TOMMY CORP           ORD       G8915Z102     $1,514      100,000   SH             SOLE               100,000
HOME DEPOT INC                COM       437076102     $7,040      200,000   SH             SOLE               200,000
INSIGHT ENTERPRISES INC       COM       45765U103     $2,664      150,000   SH             SOLE               150,000
K2 INC                        COM       482732104     $1,963      125,000   SH             SOLE               125,000
KOHLS CORP                    COM       500255104     $4,228      100,000   SH             SOLE               100,000
KROGER CO                     COM       501044101     $8,190      450,000   SH             SOLE               450,000
LIONS GATE ENTMNT CORP        COM       535919203     $1,745      250,000   SH             SOLE               250,000
MANDALAY RESORT GROUP         COM       562567107     $2,986       43,500   SH             SOLE                43,500
NORTHWEST AIRL CORP           CL A      667280101     $2,224      200,000   SH             SOLE               200,000
OFFICE DEPOT INC              COM       676220106     $3,582      200,000   SH             SOLE               200,000
PLAYTEX PRODS INC             COM       72813P100     $3,108      397,500   SH             SOLE               397,500
RADIO ONE INC                 CL D      75040P405     $4,803      300,000   SH             SOLE               300,000
                              NON VTG
RITE AID CORP                 COM       767754104     $2,610      500,000   SH             SOLE               500,000
SIX FLAGS INC                 COM       83001P109     $1,634      225,000   SH             SOLE               225,000
SOVEREIGN BANCORP INC         COM       845905108     $5,525      250,000   SH             SOLE               250,000
SPANISH BROADCASTING SYS INC  CL A      846425882     $2,799      300,000   SH             SOLE               300,000
TARGET CORP                   COM       87612E106     $4,247      100,000   SH             SOLE               100,000
TIME WARNER INC               COM       887317105     $7,032      400,000   SH             SOLE               400,000
TOYS R US INC                 COM       892335100     $2,390      150,000   SH             SOLE               150,000
UNITEDGLOBALCOM               CL A      913247508     $1,815      250,000   SH             SOLE               250,000
VIACOM INC                    CL B      925524308     $1,786       50,000   SH             SOLE                50,000
WINN DIXIE STORES             COM       974280109     $1,284      178,400   SH             SOLE               178,400
WYNN RESORTS LTD              COM       983134107     $1,642       42,500   SH             SOLE                42,500
XM SATELLITE RADIO HLDGS INC  CL A      983759101     $2,729      100,000   SH             SOLE               100,000


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